Schedule III	12 Months Ended
Dec. 31, 2017
Schedule III [Abstract]
SCHEDULE III

SCHEDULE III

OF RULE 5-04 OF REGULATION S-X

AS OF DECEMBER 31, 2017

Investment property

Company/Region of operation	Number of properties	Fair value (NIS in millions)	Encumbrances (e.g. Mortgages) - NIS in millions	Weighted average (1) year of construction	Weighted average (2) year of acquisition

Citycon (3)
Finland	14	6,361	-	1993	2005
Sweden and Denmark	10	3,645	-	1973	2007
Norway	19	5,699	549	1985	2015
Estonia	2	1,271	-	1998	2007
Subtotal Citycon	45	16,976	549

Atrium (3)
Poland	21	6,807	-	2003	2008
Czech Republic	4	1,440	560	2004	2012
Russia	7	1,201	-	2006	2005
Others (Hungary, Romania, Slovakia and Latvia)	13	1,281	-	2002	2005
Subtotal Atrium	45	10,729	560

Gazit Israel	9	2,599	1,192	2004	2006
Gazit Brasil	7	1,847	-	2013	2014
Gazit Germany	2	344	-	1977	2008
Gazit Horizons	2	352	-	2003	2017

Subtotal - operating investment property (4)	110	32,847	2,301

Investment property under development	1	502	-	n/a	n/a

Land for future development (5)	n/a	1,405	-	n/a	n/a

Grand total	111	34,754	2,301

Presentation in the consolidated financial statements-

NIS in millions

Properties classified as held for sale (including NIS 5 million of land)	424
Investment property	32,428
Investment property under development and Land	1,902

34,754

1	The weighted average year of construction is calculated based on the average year of construction for the properties within the applicable region of operation, weighted to reflect each property’s relative portion of the aggregate fair value of all properties in the region of operation.
2	The weighted average year of acquisition is calculated based on the average year of acquisition for the properties within the applicable region of operation, weighted to reflect each property’s relative portion of the aggregate fair value of all properties in the region of operation.
3	Excludes properties owned by equity-accounted joint ventures.
4	Operating properties include properties under redevelopment and expansion.
5	Includes NIS 5 million of land presented under assets held for sale.